INCOME TAXES - Gross Unrecognized Tax Benefits Activity (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Summary of activity related to gross unrecognized tax benefits
Balance at the beginning of the period	$ 5,485	$ 5,485
Balance at the end of the period	$ 5,485	$ 5,485